Reserves for Losses and Loss Adjustment Expenses - Historical Loss Duration (Details)	Dec. 31, 2023
Specialty
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	12.00%
Year 2	29.00%
Year 3	17.00%
Year 4	14.00%
Year 5	14.00%
Bespoke
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	12.00%
Year 2	28.00%
Year 3	33.00%
Year 4	21.00%
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	30.00%
Year 2	35.00%
Year 3	16.00%
Year 4	9.00%
Year 5	6.00%